TAXES (Details) ¥ in Millions, $ in Millions			6 Months Ended			12 Months Ended			24 Months Ended		36 Months Ended		53 Months Ended
	Apr. 01, 2018 HKD ($)	Apr. 01, 2018 USD ($)	Mar. 31, 2025 USD ($) employee	Mar. 31, 2025 CNY (¥) employee	Mar. 31, 2024 CNY (¥)	Sep. 30, 2024 USD ($) employee	Sep. 30, 2024 CNY (¥) employee	Sep. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2027	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
TAXES
Threshold annual taxable income | ¥				¥ 3	¥ 3		¥ 3	¥ 3
HNTE Income tax rate			15.00%	15.00%		15.00%	15.00%
Income tax, HNTE status period			3 years	3 years		3 years	3 years
NetClass China
TAXES
HNTE Income tax rate			15.00%	15.00%		15.00%	15.00%
PRC 2019 Announcement For Small And Low Profit Enterprises
TAXES
Threshold number of employees | employee			300	300		300	300
Threshold total assets			$ 7,088,880			$ 7,088,880								¥ 50	¥ 50
PRC 2021 Announcement For Small And Low Profit Enterprises
TAXES
Preferential tax rate									2.50%	2.50%
Percentage of income taxable at enterprise rate									12.50%	12.50%
Enterprise income tax rate									20.00%	20.00%
PRC 2022 Announcement For Small And Low Profit Enterprises
TAXES
Preferential tax rate											5.00%	5.00%
Percentage of income taxable at enterprise rate											25.00%	25.00%
Enterprise income tax rate											20.00%	20.00%
PRC 2023 Announcement For Small And Low Profit Enterprises
TAXES
Preferential tax rate													5.00%
Percentage of income taxable at enterprise rate													25.00%
Enterprise income tax rate													20.00%
Minimum | PRC 2021 Announcement For Small And Low Profit Enterprises
TAXES
Threshold annual taxable income									$ 141,778	¥ 1
Minimum | PRC 2022 Announcement For Small And Low Profit Enterprises
TAXES
Threshold annual taxable income											$ 141,778	¥ 1
Maximum | PRC 2019 Announcement For Small And Low Profit Enterprises
TAXES
Threshold annual taxable income			$ 425,333	¥ 3		$ 425,333	¥ 3
Maximum | PRC 2022 Announcement For Small And Low Profit Enterprises
TAXES
Threshold annual taxable income											$ 425,333	¥ 3
Singapore
TAXES
Income tax rate (%)			17.00%	17.00%		17.00%	17.00%	17.00%
Japan
TAXES
Income tax rate (%)			15.00%	15.00%
Hong Kong | First HKD Two Million
TAXES
Income tax rate (%)	8.25%	8.25%
Threshold for profits of two tiered tax regime	$ 2	$ 256,000
Hong Kong | Exceeding HKD Two Million
TAXES
Income tax rate (%)	16.50%	16.50%
Threshold for profits of two tiered tax regime | $	$ 2
China
TAXES
Income tax rate (%)			25.00%	25.00%		25.00%	25.00%